DEFINED CONTRIBUTION PLAN (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Four Zero One K [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer contribution to defined contribution plan	$ 23,200	$ 0	$ 49,600	$ 0	$ 70,900	$ 29,800